Stock Options (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Contractual life	1 year 6 months 25 days	2 years 1 month 2 days
Stock-based compensation expense	$ 103,077
Unrecognized compensation expenses	$ 15,555	$ 123,873
2022 long term incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Incentive plans	The Board of Directors adopted the Trillion Energy International Inc. 2022 Long-Term Incentive Equity Plan (the “2022 Plan”) effective as of December 1, 2022.
Number of shares issued and outstanding percentage	10.00%